Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Summary of Convertible Notes with Lenders

Each of these notes were issued with detachable five-year warrants to purchase shares of common stock as set forth in the table below.

Issuance Date	Principal Amount	Original Issue Discount	Gross Proceeds	Note Conversion Price Per Share	Number of Shares Underlying Warrants	Warrant Exercise Price Per Share
October 3, 2019	$27,174	$2,174	$25,000	$0.12	50,000	$0.12
October 10, 2019	27,174	2,174	25,000	0.12	50,000	0.12
October 23, 2019	108,696	8,696	100,000	0.12	250,000 250,000	0.15 0.20
October 29, 2019	27,174	2,174	25,000	0.12	50,000	0.12
November 8, 2019	16,304	1,304	15,000	0.07	30,000	0.07
Total	$206,522	$16,522	$190,000	$0.07-0.12	680,000	$0.07-0.20

Issuance Date	Principal Amount	Original Issue Discount	Gross Proceeds	Note Conversion Price Per Share	Number of Shares Underlying Warrants	Warrant Exercise Price Per Share
October 16, 2019	$217,391	$17,391	$200,000	$0.07	400,000	$0.07